Related Party Transactions and Balances - Schedule of Amount Due from and Due to Related Parties (Details) - Related Party Transactions and Balances [Member] - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Amount due from related parties		$ 4,132,467
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1]	3,726,245	3,901,645
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1],[2]	2,738,913	3,459,129
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[2]	767,625	642,804
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[2]	316,832	253,478
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[3]	679	155
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties		7,550,294	8,257,211
Amount due to related parties		1,585,681	850,213
Shanghai Mingli New Energy Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[4]	4,132,467
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[5],[6]	1,127,877	474,650
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[5],[7]	418,201	215,410
Nanjing Mingfeng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[8]	494	71,811
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[5]	19,926	19,891
Yan Fang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[5]	$ 19,183	$ 68,451

[1]	The balance mainly is prepayments for purchasing battery cells and e-bicycles.
[2]	The balance mainly is loans with annual interest as stated in contracts to associates. The annual interest rates of the loans to Shandong Xingneng’an New Energy Technology Co., Ltd., Shenzhen Star Cycling Network Technology Co., Ltd. and Jiangsu Youdi Technology Co., Ltd. are 4% and 5%, 5%, and 5%, respectively.
[3]	The balance mainly is advances made to the management for the Company’s daily operational purposes.
[4]	The balance is an interest-free loan with a maturity date of September 29, 2026.
[5]	The balance mainly was interest-free loans from related parties.
[6]	The balance mainly was the expenses paid by related parties on behalf of the Company for daily operation.
[7]	The balance mainly was the payable for purchasing e-bicycles.
[8]	The balance mainly was payable for payment received on behalf of a related party.